Mining assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of mining assets

	Note	Plant and Equipment	Mineral Property Acquisition and Development Costs	Exploration and Evaluation Projects	Total
Cost
Balance at December 31, 2023		$60,226	$143,227	$8,294	$211,747
Additions		20,033	22,291	126	42,450
Change in restoration provisions	12	-	579	-	579
Asset disposals		(2,723)	-	-	(2,723)
Translation adjustment		(1,247)	(4,140)	172	(5,215)
Balance at December 31, 2024		76,289	161,957	8,592	246,838
Additions		40,134	20,836	144	61,114
Acquisitions	14	-	-	13,885	13,885
Change in restoration provisions	12	-	(3,884)	250	(3,634)
Asset disposals		(4,977)	-	(37)	(5,014)
Translation adjustment		(260)	614	668	1,022
Balance at December 31, 2025		$111,186	$179,523	$23,502	$314,211

Accumulated Amortization
Balance at December 31, 2023		$10,243	$35,823	$-	$46,066
Amortization		1,498	(9)	-	1,489
Asset disposals		(1,649)	-	-	(1,649)
Translation adjustment		98	(1,032)	-	(934)
Balance at December 31, 2024		10,190	34,782	-	44,972
Amortization		1,515	441	-	1,956
Asset disposals		(3,872)	-	-	(3,872)
Translation adjustment		695	4,021	-	4,716
Balance at December 31, 2025		$8,528	$39,244	$-	$47,772

Carrying Value
Balance at December 31, 2024		$66,099	$127,175	$8,592	$201,866
Balance at December 31, 2025		$102,658	$140,279	$23,502	$266,439